FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC  20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2007

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                  New York, New York          May 15, 2007
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   55
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Form 13F Information Table Value Total:   $ 377,224 (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                 March 31, 2007


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALFA CORP                        COM             015385107         5380    291142   SH        Sole                 291142
ALLIANCE ONE INTL INC            COM             018772103          949    102800   SH        Sole                 102800
ALTRIA GROUP INC                 COM             02209S103        41299    470321   SH        Sole                 470321
AMGEN INC                        COM             031162100         4123     73775   SH        Sole                  73775
ANADARKO PETE CORP               COM             032511107        70332   1636382   SH        Sole                1636382
ASSISTED LIVING CONCPT NEV N     CL A            04544X102        11851   1004350   SH        Sole                1004350
ASSOCIATED BANC CORP             COM             045487105          955     28408   SH        Sole                  28408
AUTOMATIC DATA PROCESSING IN     COM             053015103        24200    500000   SH        Sole                 500000
BIOGEN IDEC INC                  COM             09062X103         8421    189740   SH        Sole                 189740
CARDINAL HEALTH INC              COM             14149Y108         1094     15000   SH        Sole                  15000
CELESTICA INC                    SUB VTG SHS     15101Q108          291     47423   SH        Sole                  47423
CIENA CORP                       COM NEW         171779309          741     26516   SH        Sole                  26516
COLONIAL BANKSHARES INC          COM             195572102         2796    201656   SH        Sole                 201656
CONEXANT SYSTEMS INC             COM             207142100          623    377829   SH        Sole                 377829
DARWIN PROFESSIONAL UNDERWRI     COM             237502109         2766    110000   SH        Sole                 110000
DEUTSCHE TELEKOM AG              SPONSORED ADR   251566105         1453     87912   SH        Sole                  87912
EMPLOYERS HOLDINGS INC           COM             292218104        11341    566500   SH        Sole                 566500
ERIE INDTY CO                    CL A            29530P102        52723    999109   SH        Sole                 999109
EXPEDIA INC DEL                  COM             30212P105          876     37788   SH        Sole                  37788
FAIR ISAAC CORP                  COM             303250104         1475     38131   SH        Sole                  38131
FIFTH THIRD BANCORP              COM             316773100         1697     43852   SH        Sole                  43852
FIRST BANCTRUST CORP             COM             31868F102          470     39753   SH        Sole                  39753
FIRST CMNTY CORP S C             COM             319835104          185     10540   SH        Sole                  10540
FIRST CTZNS BANCSHARES INC N     CL A            31946M103         1291      6423   SH        Sole                   6423
FIRST FED BANKSHARES INC DEL     COM             32020V100          455     21193   SH        Sole                  21193
FIRST FED NORTHN MICH BANCOR     COM             32021X105         1102    119920   SH        Sole                 119920




FRANKLIN CR MGMT CORP            COM NEW         353487200          981    216174   SH        Sole                 216174
GENERAL ELECTRIC CO              COM             369604103         3484     98520   SH        Sole                  98520
HERITAGE FINL GROUP              COM             42725U109         5416    335383   SH        Sole                 335383
IAC INTERACTIVECORP              COM NEW         44919P300         1425     37788   SH        Sole                  37788
INGERSOLL-RAND COMPANY LTD       CL A            G4776G101        17348    400000   SH        Sole                 400000
KEARNY FINL CORP                 COM             487169104        11080    770506   SH        Sole                 770506
LAKE SHORE BANCORP INC           COM             510700107          597     47500   SH        Sole                  47500
MCDERMOTT INTL INC               COM             580037109         5003    102150   SH        Sole                 102150
NEW YORK CMNTY BANCORP INC       COM             649445103         1299     73825   SH        Sole                  73825
NORTHEAST CMNTY BANCORP INC      COM             664112109         7682    638000   SH        Sole                 638000
NORTHWEST BANCORP INC PA         COM             667328108        13753    507673   SH        Sole                 507673
PATHFINDER BANCORP INC           COM             70320A103          417     32000   SH        Sole                  32000
PG&E CORP                        COM             69331C108        11047    228866   SH        Sole                 228866
PSB HLDGS INC                    COM             69360W108         1852    171437   SH        Sole                 171437
RIVER VY BANCORP                 COM             768475105          774     44732   SH        Sole                  44732
SAIC INC                         COM             78390X101        12625    728900   SH        Sole                 728900
SANMINA SCI CORP                 COM             800907107         1212    334783   SH        Sole                 334783
SIERRA PAC RES NEW               COM             826428104         4357    250700   SH        Sole                 250700
SOLECTRON  CORP                  COM             834182107          165     52299   SH        Sole                  52299
SUN-TIMES MEDIA GROUP INC        COM             86688Q100         4960   1000000   SH        Sole                1000000
SYMANTEC CORP                    COM             871503108          330     19065   SH        Sole                  19065
TAL INTL GROUP INC               COM             874083108         5508    229500   SH        Sole                 229500
TELEPHONE & DATA SYS INC         SPL COM         879433860         4072     72853   SH        Sole                  72853
TEXAS INSTRS INC                 COM             882508104          567     18850   SH        Sole                  18850
UNITED CMNTY BANCORP             COM             90984H103         2856    237993   SH        Sole                 237993
UNITED FINANCIAL BANCORP INC     COM             91030R103         1677    112900   SH        Sole                 112900
WAYNE SVGS BANCSHARES INC NE     COM             94624Q101         2165    154720   SH        Sole                 154720
WILLIS LEASE FINANCE CORP        COM             970646105          540     52365   SH        Sole                  52365
YAHOO INC                        COM             984332106         5143    164362   SH        Sole                 164362